Discontinued Operation (Tables)	12 Months Ended
Mar. 31, 2025
Discontinued Operation [Abstract]
Schedule of Assets and Liabilities in Relation to the Discontinued Operation

The carrying amounts of assets and liabilities in relation to the discontinued operation as of March 31, 2023, the date of disposal, were:

As of March 31, 2023
US$
Assets
Non-current assets
Property and equipment	204,519
Right-of-use assets, net	184,970
Total non-current assets	389,489

Current assets
Other receivables	95,174
Cash and cash equivalents	70,736
Total current assets	165,910
Total assets	555,399

Liabilities
Non-current liabilities
Lease liabilities	(94,313)
Total non-current liabilities	(94,313)

Current liabilities
Other payables	(612,770)
Amount due to related company	(1,892,200)
Lease liabilities	(40,652)
Total current liabilities	(2,545,622)
Total liabilities	(2,639,935)

Net liabilities of the disposal group	(2,084,536)

Schedule of Disposal of Discontinued Operation	Calculation of gain or loss of the disposal of discontinued operation
As of March 31, 2023
US$
Gain on disposal of discontinued operation:
Consideration	1
Carrying amount of net liabilities sold	2,084,536
Derecognition of non-controlling interests	(569,360)
Gain on disposal of discontinued operation	1,515,177

Schedule of Net Cash Flows
For the year ended March 31, 2023
Net cash inflow (outflow) arising on disposal group:	US$

Net cash used in operating activities	(374,683)
Net cash generated from investing activities	35,548
Net cash (used in) generated from financing activities	(126,787)
Net cash outflow from discontinued operation	(465,922)

Schedule of Cash Flows from Discontinued Operations	Cash flows from discontinued operation
For the year ended March 31, 2023
Net cash outflow arising from the disposal group:	US$
Cash consideration received	—
Cash and cash equivalents	(70,736)
Net cash outflow from the disposal group	(70,736)

Schedule of Consolidated Income Statements of Profit or Loss

The information related to the consolidated income statements of profit or loss and comprehensive loss of the disposal group for the years ended March 31, 2025, 2024 and 2023 is presented below:

	For the years ended March 31,
	2025	2024	2023
	US$	US$	US$
Revenue	—	—	374,409

Cost of revenue	—	—	(270,232)
Selling and promotion	—	—	(606,081)
General and administrative	—	—	(607,315)
Operating loss	—	—	(1,109,219)
Other income	—	—	192,168
Other expense	—	—	(8,847,133)
Interest income	—	—	999
Finance costs	—	—	—)
Loss before income tax	—	—	(9,763,185)
Income tax expenses	—	—	(5)
Loss for the year from discontinued operation	—	—	(9,763,190)

Other comprehensive (loss) income
Foreign operations – foreign currency translation differences	—	—	(919)
	—	—
Total comprehensive loss for the year from discontinued operation	—	—	(9,764,109)

Total comprehensive loss for the year attributable to owners of the Company
Total comprehensive loss from discontinued operation	—	—	(9,764,109)

Total comprehensive loss for the year attributable to non-controlling interests
Total comprehensive loss from discontinued operation	—	—	—

Total comprehensive loss for the year from discontinued operation	—	—	(9,764,109)